Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 440,737,500.00
Previously Paid Amount	13,810.00
Total Fee Amount	60,865.85
Total Offset Amount	0.00
Net Fee	$ 47,055.85